Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates

Translation of amounts from RMB and HKD into U.S. dollars has been made at the following exchange rates:

	For the years ended March 31,
	2026	2025	2024

Average rate – HKD:US$ exchange rate	7.8038	7.7930	7.8259
Average rate – RMB:US$ exchange rate	7.1019	7.2163	7.1671

	As of March 31,
	2026	2025

Year-end spot rate – HKD:US$ exchange rate	7.8400	7.7799
Year-end spot rate – RMB:US$ exchange rate	6.8980	7.2567

Schedule of property and equipment

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Vehicles	4 years
Machinery and equipment	4 - 5 years
Office equipment	3 years

Schedules of concentrations

Cost of revenues

Cost of revenues for transportation services mainly consisted of outsourced shipping services, fuel, salaries paid to drivers, depreciation of vehicles, fleet maintenance, tolls and customs fees. Cost of revenues for warehouse subleasing services mainly consisted of lease expenses of warehouse buildings, utilities, maintenance, and warehouse handling fees.

Schedules of concentrations

For the years ended March 31, 2026, 2025 and 2024, the percentage of the Company’s revenues for major customers consisted of the following:

	For the years ended March 31,
Customer	2026	2025	2024
A	50%	20%	35%
B	*	12%	*
C	*	11%	23%

*Less than 10%.

As of March 31, 2026 and 2025, the percentage of the Company’s accounts receivable for major customers consisted of the following:

	As of March 31,
Customer	2026	2025
A	44%	23%

As of March 31, 2026 and 2025, the percentage of the Company’s contract liabilities for major customers consisted of the following:

	As of March 31,
Customer	2026	2025
D	67%	-
E	22%	-
F	-	44%
G	-	12%

For the years ended March 31, 2026, 2025 and 2024, the percentage of the Company’s purchases from major suppliers consisted of the following:

	For the years ended March 31,
Supplier	2026	2025	2024
Z	22%	23%	32%
X	12%	11%	-
Y	*	17%	-

*Less than 10%.

As of March 31, 2026 and 2025, the percentage of the Company’s advances to suppliers for major suppliers consisted of the following:

	As of March 31,
Supplier	2026	2025
O	70%	-
R	-	48%
S	-	14%

As of March 31, 2026 and 2025, the percentage of the Company’s accounts payable for major suppliers consisted of the following:

	As of March 31,
Supplier	2026	2025
Y	*	34%
X	12%	24%
U	10%	-

*	Representing a percentage less than 10%.